Equity - Summary of Non-controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 2,227,804	$ 2,279,899
Non-controlling Interests, Profit (Loss)	$ 356,055	555,678	$ 465,677
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.27%
Non-controlling Interests, Equity	$ 1,883	2,510
Non-controlling Interests, Profit (Loss)	$ 28	192	128
Enel Distribución Ceara S.A. (formerly Coelce)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	25.95%
Non-controlling Interests, Equity	$ 170,552	214,442
Non-controlling Interests, Profit (Loss)	$ 13,387	26,753	26,409
Enel Distribucion Sao Paulo S.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)		26,366	907
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	51.59%
Non-controlling Interests, Equity	$ 513,182	494,477
Non-controlling Interests, Profit (Loss)	$ 117,923	129,624	106,363
Emgesa S.A. E.S.P.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	51.52%
Non-controlling Interests, Equity	$ 779,121	747,014
Non-controlling Interests, Profit (Loss)	$ 178,980	193,449	178,045
Enel Distribución Perú S.A.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.85%
Non-controlling Interests, Equity	$ 123,704	121,098
Non-controlling Interests, Profit (Loss)	$ 13,131	21,651	17,601
Enel Generación Perú S.A.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.40%
Non-controlling Interests, Equity	$ 133,466	152,227
Non-controlling Interests, Profit (Loss)	$ 20,705	20,091	25,177
Chinango S.A.C.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	33.12%
Non-controlling Interests, Equity	$ 20,888	22,604
Non-controlling Interests, Profit (Loss)	$ 6,076	6,318	6,836
Empresa Distribuidora Sur S.A. (Distribution)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	27.91%
Non-controlling Interests, Equity	$ 198,054	223,785
Non-controlling Interests, Profit (Loss)	$ (20,297)	50,352	25,609
Enel Generación Costanera S.A. (formerly Endesa Costanera)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	24.38%
Non-controlling Interests, Equity	$ 43,751	40,738
Non-controlling Interests, Profit (Loss)	$ 4,248	14,125	22,248
Enel Generacion El Chocon S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	34.31%
Non-controlling Interests, Equity	$ 97,986	97,763
Non-controlling Interests, Profit (Loss)	$ 18,141	28,142	31,031
Inversora Dock Sud S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.86%
Non-controlling Interests, Equity	$ 71,077	77,378
Non-controlling Interests, Profit (Loss)	$ 1,130	18,723	12,027
Central Dock Sud S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	29.76%
Non-controlling Interests, Equity	$ 64,709	76,533
Non-controlling Interests, Profit (Loss)	$ 1,271	18,486	11,921
Enel Generación Piura S.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	3.50%
Non-controlling Interests, Equity	$ 4,905	5,463
Non-controlling Interests, Profit (Loss)	$ 373	778	613
Enel Distribución Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.04%
Non-controlling Interests, Equity	$ 462	971
Non-controlling Interests, Profit (Loss)	$ 10	(19)	313
Luz de Angra Energia S.A [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	49.00%
Non-controlling Interests, Equity	$ 383
Other
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	3,681	2,896
Non-controlling Interests, Profit (Loss)	$ 949	$ 647	$ 449